Allowances for Credit Losses Changes in the Allowances for Loan Losses(Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2020		Dec. 31, 2019	Dec. 31, 2018
Changes In Allowance Account For Credit Losses Of Loans Abstract [Abstract]
Provision (reversal) for credit losses		₩ 5,234		₩ (483)	₩ 138
Loans measured at amortized cost | Retail | 12-month expected credit losses
Disclosure Of Changes In The Allowance Account For Credit Losses Of Loans Line Items [Line Items]
Beginning		278,380		237,440
Changes In Allowance Account For Credit Losses Of Loans Abstract [Abstract]
Transfer to 12-month expected credit losses		123,666		168,460
Transfer to lifetime expected credit losses		(91,410)		(144,590)
Impairment		(3,301)		(1,619)
Write-offs		0		(2)
Sales		(1,561)		(486)
Provision (reversal) for credit losses	[1],[3]	49,459	[2]	19,152
Business combination		50,664
Others (exchange differences, etc.)		(2,092)		25
Ending		403,805		278,380	237,440
Loans measured at amortized cost | Retail | Non-impaired
Disclosure Of Changes In The Allowance Account For Credit Losses Of Loans Line Items [Line Items]
Beginning		224,905		215,743
Changes In Allowance Account For Credit Losses Of Loans Abstract [Abstract]
Transfer to 12-month expected credit losses		(121,970)		(167,957)
Transfer to lifetime expected credit losses		182,076		160,509
Impairment		(131,852)		(54,736)
Write-offs		(5)
Recoveries from written off loans				24
Sales		(99)		(70)
Provision (reversal) for credit losses	[1],[3]	78,413	[2]	71,231
Business combination		9,545
Others (exchange differences, etc.)		(435)		161
Ending		240,578		224,905	215,743
Loans measured at amortized cost | Retail | Impaired
Disclosure Of Changes In The Allowance Account For Credit Losses Of Loans Line Items [Line Items]
Beginning		208,037		189,714
Changes In Allowance Account For Credit Losses Of Loans Abstract [Abstract]
Transfer to 12-month expected credit losses		(1,696)		(503)
Transfer to lifetime expected credit losses		(90,666)		(15,919)
Impairment		135,153		56,355
Write-offs		(460,734)		(443,034)
Sales		(1,131)		(782)
Provision (reversal) for credit losses	[1],[3]	428,220	[2]	424,758
Business combination		53,532
Others (exchange differences, etc.)		(5,010)		(2,552)
Ending		265,705		208,037	189,714
Loans measured at amortized cost | Corporate | 12-month expected credit losses
Disclosure Of Changes In The Allowance Account For Credit Losses Of Loans Line Items [Line Items]
Beginning		215,069		214,312
Changes In Allowance Account For Credit Losses Of Loans Abstract [Abstract]
Transfer to 12-month expected credit losses		119,723		59,848
Transfer to lifetime expected credit losses		(56,655)		(53,696)
Impairment		(3,365)		(2,250)
Write-offs		0		0
Sales		(8)		0
Provision (reversal) for credit losses	[1],[3]	(2,059)	[2]	(3,540)
Business combination		99,824
Others (exchange differences, etc.)		(3,747)		395
Ending		368,782		215,069	214,312
Loans measured at amortized cost | Corporate | Non-impaired
Disclosure Of Changes In The Allowance Account For Credit Losses Of Loans Line Items [Line Items]
Beginning		290,310		318,656
Changes In Allowance Account For Credit Losses Of Loans Abstract [Abstract]
Transfer to 12-month expected credit losses		(111,708)		(46,312)
Transfer to lifetime expected credit losses		146,690		141,398
Impairment		(48,773)		(36,656)
Write-offs		(1)
Recoveries from written off loans				2
Sales		0		0
Provision (reversal) for credit losses	[1],[3]	113,335	[2]	(89,234)
Business combination		24,303
Others (exchange differences, etc.)		(3,219)		2,456
Ending		410,937		290,310	318,656
Loans measured at amortized cost | Corporate | Impaired
Disclosure Of Changes In The Allowance Account For Credit Losses Of Loans Line Items [Line Items]
Beginning		451,607		722,875
Changes In Allowance Account For Credit Losses Of Loans Abstract [Abstract]
Transfer to 12-month expected credit losses		(8,015)		(13,536)
Transfer to lifetime expected credit losses		(90,035)		(87,702)
Impairment		52,138		38,906
Write-offs		(321,583)		(239,319)
Sales		(21,069)		(8,909)
Provision (reversal) for credit losses	[1],[3]	180,162	[2]	80,216
Business combination		668,426
Others (exchange differences, etc.)		(19,570)		(40,924)
Ending		892,061		451,607	722,875
Loans measured at amortized cost | Credit card | 12-month expected credit losses
Disclosure Of Changes In The Allowance Account For Credit Losses Of Loans Line Items [Line Items]
Beginning		209,651		180,467
Changes In Allowance Account For Credit Losses Of Loans Abstract [Abstract]
Transfer to 12-month expected credit losses		48,959		51,542
Transfer to lifetime expected credit losses		(25,227)		(23,537)
Impairment		(2,273)		(2,388)
Write-offs		0		0
Sales		0		0
Provision (reversal) for credit losses	[1],[3]	(26,042)	[2]	3,567
Business combination		89
Others (exchange differences, etc.)		0		0
Ending		205,157		209,651	180,467
Loans measured at amortized cost | Credit card | Non-impaired
Disclosure Of Changes In The Allowance Account For Credit Losses Of Loans Line Items [Line Items]
Beginning		266,183		290,025
Changes In Allowance Account For Credit Losses Of Loans Abstract [Abstract]
Transfer to 12-month expected credit losses		(47,611)		(50,627)
Transfer to lifetime expected credit losses		26,379		24,529
Impairment		(13,657)		(14,377)
Write-offs		0		0
Sales		0		0
Provision (reversal) for credit losses	[1],[3]	2,925	[2]	16,633
Business combination		0
Others (exchange differences, etc.)		0		0
Ending		234,219		266,183	290,025
Loans measured at amortized cost | Credit card | Impaired
Disclosure Of Changes In The Allowance Account For Credit Losses Of Loans Line Items [Line Items]
Beginning		263,874		240,449
Changes In Allowance Account For Credit Losses Of Loans Abstract [Abstract]
Transfer to 12-month expected credit losses		(1,348)		(915)
Transfer to lifetime expected credit losses		(1,152)		(992)
Impairment		15,930		16,765
Write-offs		(502,275)		(506,255)
Sales		0		0
Provision (reversal) for credit losses	[1],[3]	496,162	[2]	524,652
Business combination		4,409
Others (exchange differences, etc.)		(13,481)		(9,830)
Ending		₩ 262,119		₩ 263,874	₩ 240,449

[1]	Includes KRW 390,041 million and KRW 379,179 million of collections from written-off loans for the years ended December 31, 2019 and 2020, respectively.
[2]	Includes additional provision of KRW 43,777 million for industries and borrowers which are highly affected by COVID-19, KRW 29,861 million due to expanding the scope of the loans subject to lifetime expected credit losses (non-impaired) and KRW 23,325 million due to expanding the scope of the loans subject to individual assessment for the year ended December 31, 2020.
[3]	Provision for credit losses in the consolidated statements of comprehensive income also include provision (reversal) for credit losses of due from financial institutions (Note 7.3), and provision (reversal) for credit losses of financial investments (Note 12.5), provision for credit losses of unused commitments and guarantees (Note 24.2), provision (reversal) for credit losses of financial guarantees contracts (Note 24.3), and provision (reversal) for credit losses of other financial assets (Note 19.2).